Business Description (Details) - Ordinary Shares [Member] - USD ($)	May 10, 2024	Apr. 22, 2024
Business Description [Line Items]
Number of shares issued (in Shares)		5,250
Ordinary shares, par value		$ 0.002
Offering price per share		$ 800
Gross proceeds (in Dollars)		$ 4,200,000
Consideration received on after dedication (in Dollars)	$ 3,293,096
Over-Allotment Option [Member]
Business Description [Line Items]
Number of shares issued (in Shares)	788
Ordinary shares, par value	$ 0.002
Offering price per share	$ 800
Gross proceeds (in Dollars)	$ 630,000